Operating Expense (Tables)	12 Months Ended
Dec. 31, 2020
Operating Expense [Abstract]
Summary of Operating Expenses and Other Operating Income
	Of which:
			Contracted				Gain /
		Raw	research and		Other	Depreciation,	(loss) on
		materials	development		expenses	amortization	disposal of
		and	activities		(maintenance,	and	property,
Operating expenses and other operating income (expenses)	Year ended	consumables	conducted by	Employee	fees, travel,	impairment	plant and
(in € thousands)	2018/12/31	used	third parties	expenses	taxes…)	charges	equipment
Research and development expenses	(67,024)	(1,724)	(47,659)	(9,431)	(6,502)	(1,707)	—
General and administrative expenses	(9,076)	(126)	(2)	(3,778)	(5,451)	283	—
Marketing and market access expenses	(717)	(4)	—	(416)	(287)	(11)	—
Reorganization and restructuring expenses	—	—	—	—	—	—	—
Other operating income and (expenses)	(162)	—	—	—	(164)	—	2
TOTAL	(76,979)	(1,855)	(47,662)	(13,625)	(12,403)	(1,435)	2

	Of which:
			Contracted				Gain /
		Raw	research and		Other	Depreciation,	(loss) on
		materials	development		expenses	amortization	disposal of
		and	activities		(maintenance,	and	property,
Operating expenses and other operating income (expenses)	Year ended	consumables	conducted by	Employee	fees, travel,	impairment	plant and
(in € thousands)	2019/12/31	used	third parties	expenses	taxes…)	charges	equipment
Research and development expenses	(66,170)	(2,017)	(41,509)	(11,740)	(6,188)	(4,716)	—
General and administrative expenses	(17,265)	(177)	(59)	(7,598)	(8,972)	(458)	—
Marketing and market access expenses	(13,708)	(8)	(0)	(1,645)	(11,979)	(76)	—
Reorganization and restructuring expenses	—	—	—	—	—	—	—
Other operating income and (expenses)	(1,649)	—	—	—	(1,668)	—	19
TOTAL	(98,793)	(2,202)	(41,568)	(20,984)	(28,807)	(5,251)	19

The depreciation, amortization and impairment charges totaled €4.7million, consists of a provision of €1.8 million with respect to the research tax credit litigation and due to additional depreciation due to the adoption of IFRS 16. The reversal of this provision of €1.8 million with respect to the research tax credit litigation was booked in 2020 (see above ) .

	Of which:
			Contracted				Gain /
		Raw	research and		Other	Depreciation,	(loss) on
		materials	development		expenses	amortization	disposal of
		and	activities		(maintenance,	and	property,
Operating expenses and other operating income (expenses)	Year ended	consumables	conducted by	Employee	fees, travel,	impairment	plant and
(in € thousands)	2020/12/31	used	third parties	expenses	taxes…)	charges	equipment
Research and development expenses	(59,097)	(1,876)	(39,216)	(11,554)	(5,465)	(985)	—
General and administrative expenses	(14,270)	(202)	(92)	(6,936)	(6,545)	(495)	—
Marketing and market access expenses	(11,216)	(7)	(2)	(1,298)	(9,818)	(90)	—
Reorganization and restructuring expenses	(5,308)	—	—	8	(2,141)	(3,175)	—
Other operating income (expenses)	(764)	—	—	—	(684)	—	(80)
TOTAL	(90,655)	(2,085)	(39,310)	(19,779)	(24,655)	(4,746)	(80)

Summary of Employee Expenses and Number of Employees

Employee expenses and number of employees were as follows:

Employee expenses	Year ended
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Wages and salaries	(9,012)	(14,018)	(13,570)
Social security costs	(3,722)	(5,171)	(5,047)
Changes in pension provision	(104)	(138)	74
Share-based compensation	(787)	(1,657)	(1,236)
TOTAL	(13,625)	(20,984)	(19,779)

	Year ended
Number of employees at year-end - detail	2018/12/31	2019/12/31	2020/12/31
Average number of employees	135	175	193
Average age of employees	38 years 11 months	37 years 1 month	38 years 8 months
Number of employees
Research and development	84	108	66
Services related to research and development	16	19	16
Administration and management	48	60	43
Marketing and commercial	—	7	5
TOTAL	148	194	130
Number of employees
Senior staff	115	144	105
Staff	30	45	23
Others (apprentices)	3	5	2
TOTAL	148	194	130
Number of employees
Male	57	78	52
Female	91	116	78
TOTAL	148	194	130